Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 319.3	$ 304.4	$ 278.3
Losses on replacement of equipment	5.5	4.4	4.6
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 305.0	$ 296.3	$ 271.0